Due to banks and correspondents - Disclosure of detail maturities due to banks and correspondents (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank acceptance liabilities	S/ 3,979,637	S/ 4,293,361
2020 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank acceptance liabilities	2,666,530	2,507,623
2021 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank acceptance liabilities	108,772	633,572
Three Years And Thereafter [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank acceptance liabilities	S/ 1,204,335
Later than three years and not later than four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank acceptance liabilities		118,609
2022 onwards [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank acceptance liabilities		S/ 1,033,557